Notes to the consolidated statements of income - Trade accounts receivables and contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated statements of income
Trade accounts receivables from unrelated parties	€ 3,084,311	€ 3,341,111
Contract liabilities	876,051	22,802
Impairment losses relate to receivables	27,541	41,982	€ 16,981
Revenue that was included in contract liability balance at beginning of period	€ 17,790	€ 12,608